Document and Entity Information	Oct. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2024
Entity Registrant Name	BLACKROCK FINANCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33099
Entity Tax Identification Number	32-0174431
Entity Address Address Line 1	50 Hudson Yards
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5800
Entity Information Former Legal Or Registered Name	BlackRock, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	1.250% Notes due 2025
Trading Symbol	BLK25
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001364742
Amendment Flag	false